16. Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

16.	SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2020 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as follows:

Exchange Agreements

On February 17, 2021, the Company, entered into debt exchange agreements with holders of the Company’s convertible promissory notes in the aggregate principal and accrued interest amount of $1,700,905. Pursuant to the terms of the debt exchange agreements, the noteholders exchanged the outstanding notes, and all amounts owed by the Company thereunder, for an aggregate of 2,564,175 shares of the Company’s 8% Series B convertible preferred stock and the notes were cancelled.

Series B Purchases

On February 17, 2021, the Company entered into subscription agreements with two accredited investors, pursuant to which the Company sold an aggregate of 300,000 shares of Series B Stock for aggregate gross proceeds of $300,000. On March 31, 2021, the Company entered into subscription agreements with three accredited investors, pursuant to which the Company sold the investors an aggregate of 650,000 shares of Series B Stock for aggregate gross proceeds of $650,000.

Auctus Fund Financing

On February 9, 2021, the Company entered into a securities purchase agreement (the “Auctus Purchase Agreement”) with Auctus Fund, LLC, a Delaware limited liability company (“Auctus”), pursuant to which the Company issued to Auctus a convertible promissory note in the principal amount of $500,000 (the “Auctus Note”). In connection with the issuance of the Auctus Note, Auctus was also issued a five-year warrant (the “Auctus Warrant”) to purchase up to an aggregate of 6,250,000 shares of the Company’s common stock (the “Auctus Warrant Shares”), at an exercise price of $0.06 per share. The net proceeds received by the Company were $428,000 (after deducting fees and expenses related to the transaction). The Company intends to use the net proceeds for working capital and general corporate purposes.

Pursuant to the Auctus Purchase Agreement, the Company granted Auctus piggyback registration rights with respect to the shares underlying the Auctus Note and the Auctus Warrant. In addition, the Company agreed that, while any amount remains unpaid under the Auctus Note, it would not sell securities on more favorable terms than those provided to Auctus, without adjusting Auctus’ terms accordingly. Further, among other things, the Company agreed that, while any amount remains unpaid under the Auctus Note, it would not enter into any variable rate transactions.

The Auctus Note has a principal balance of $500,000, and a stated maturity date of one year from the date of issuance. The Auctus Note bears interest at a rate of 12% per annum, which is also payable on maturity, with the understanding that the first 12 months of interest (equal to $60,000) is guaranteed and deemed to be earned in full as of the date of issuance. In the event the Company fails to pay any amount when due under the Auctus Note, the interest rate will increase to the greater of 16%, or the maximum amount permitted by law. The Auctus Note may not be prepaid in whole or in part. Auctus may convert any amount due under the Auctus Note at any time, and from time to time, into shares of the Company’s common stock at a conversion price of $0.06 per share; provided, however, that Auctus may not convert any portion of the Auctus Note that would cause it to beneficially own in excess of 4.99% of the Company’s common stock. The conversion price and number of shares of the Company’s common stock issuable upon conversion of the Auctus Note will be subject to adjustment from time to time for any subdivision or consolidation of shares and other standard dilutive events.

The Auctus Warrant provides for the purchase of up to 6,250,000 shares of the Company's common stock, an exercise price of $0.06 per share; provided, however, that Auctus may not exercise the Auctus Warrant with respect to any number of Auctus Warrant Shares that would cause it to beneficially own in excess of 4.99% of the Company’s common stock. The Auctus Warrant is exercisable for a term of 5 years from the date of issuance. The Auctus Warrant may be exercised for cash, or, if the “market price” of the Company’s common stock is greater than the Auctus Warrant’s exercise price, and there is not an effective registration statement covering the Auctus Warrant Shares, the Auctus Warrant may be exercised on a cashless basis. The number of shares of common stock to be deliverable upon exercise of the Auctus Warrant is subject to adjustment for subdivision or consolidation of shares and other standard dilutive events, or in the event the Company effects a reorganization, reclassification, merger, consolidation, disposition of assets, or other fundamental transaction.

FirstFire Global Financing

On March 11, 2021 the Company entered into a securities purchase agreement (the “FirstFire Purchase Agreement”) with FirstFire Global Opportunities Fund, LLC, a Delaware limited liability company (“FirstFire”), pursuant to which the Company issued to FirstFire a one-year 12% convertible promissory note in the principal amount of $300,000 (the “FirstFire Note”). In connection with the issuance of the FirstFire Note, FirstFire was also issued a five-year warrant (the “FirstFire Warrant”) to purchase up to an aggregate of 3,750,000 shares of the Company’s common stock (the “FirstFire Warrant Shares”), at an exercise price of $0.06 per share. The net proceeds received by the Company were $270,000, after deducting an original issue discount in the amount of $30,000.

In the event the Company fails to pay any amount when due under the FirstFire Note, the interest rate will increase to the lesser of 20%, or the maximum amount permitted by law. At any time while the FirstFire Warrant Shares are subject to an effective registration statement, or, if no registration statement covering the FirstFire Warrant Shares is effective, at any time after 180 days from the date of issuance, FirstFire may convert any amount due under the FirstFire Note into shares of the Company’s common stock (“FirstFire Conversion Shares”) at a conversion price of $0.06 per share; provided, however, that, if an event of default exists, the conversion price will be the lesser of (i) $0.03 per share, or (ii) 70% of the lowest trading price of the Company’s common stock during the ten consecutive trading days prior to the conversion. FirstFire may not convert any portion of the FirstFire Note of the FirstFireWarrant that would cause it and its afiliates to beneficially own in excess of 4.99% of the Company’s common stock (which may be waived, up to 9.99%, by FirstFire upon 61 days' prior notice to the Company). The conversion price and number of shares of the Company’s common stock issuable upon conversion of the FirstFire Note will be subject to adjustment in the event of any merger, consolidation, distribution of shares, or other dilutive issuances.

The FirstFire Warrant may be exercised for cash, or, if there is not an effective registration statement covering the FirstFire Warrant Shares, on a cashless basis. The exercise price and number of Warrant Shares is subject to adjustment for subdivision or consolidation of shares, or other dilutive issuances.

Pursuant to the FirstFire Purchase Agreement, the Company agreed that, while any of the FirstFire Note, the FirstFire Conversion Shares, the FirstFire Warrants, or the FirstFire Warrant Shares remain outstanding, it would not sell securities on more favorable terms than those provided to FirstFire without adjusting FirstFire’s securities to incorporate those more favorable terms.

FirstFire has a right of first refusal to participate in sale of the Company’s securities for a period of 18 months and mandatory registration rights with respect to the FirstFire Conversion Shares and the FirstFire Warrant Shares.

Curiosity Ink Media Letter of Intent

On April 1, 2021, the Company entered into a binding letter of intent with Curiosity Ink Media, LLC, a California limited liability company (“Curiosity”), Russell Hicks (“Hicks”), Brent Watts (“Watts”), and the other members of Curiosity (collectively, the “Sellers”), pursuant to which the Company agreed to acquire an aggregate of 80% of Curiosity’s membership interests (the “80% Membership Interests”) from the Sellers, on a pro rata basis, for a purchase price of $3,678,000, of which: (i) $400,000 is payable in cash, to be used to pay down a portion of loans made to Curiosity by Hicks and Watts; (ii) $3,000,000 is payable in shares of the Company’s common stock, valued at a price per share equal to the 20-day volume-weighted average price of the Company’s common stock; and (iii) $278,000 is payable by the issuance to Hicks and Watts of 8% convertible promissory notes payable in equal monthly installments, on an amortized basis over 18 months. The Sellers will have the opportunity to receive up to an additional $2,000,000 in acquisition consideration, paid in shares of the Company’s common stock, based upon the successful execution of certain specified contracts and/or material agreements. The Sellers will also have the opportunity to receive an additional $17,500,000 in purchase consideration, paid 50% in cash and 50% in shares of the Company’s common stock, based upon achieving certain performance milestones through December 31, 2023. The Company has the exclusive right to acquire the 80% Membership Interests through June 30, 2021. The consummation of the acquisition is contingent upon the parties entering into a definitive agreement and other closing conditions.